Organization and Business Description (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of Subsidiaries Company

Upon the completion of the Reorganization, the Company has subsidiaries in countries and jurisdictions in the PRC and Hong Kong. Details of the subsidiaries of the Company as of September 30, 2020 were set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Bon Natural Life	December 11, 2019	Cayman Islands	Parent, 100%	Investment holding

Tea Essence	January 9, 2020	Hong Kong	100%	Investment holding

Xi’an CMIT	April 9, 2020	Xi.an City, PRC	100%	WOFE, Investment holding
VIE of the Company:
Xi’an App- Chem Bio (Tech)	April 23, 2006	Xi’an City, PRC	VIE	General administration and sales of the Company’s products to customers
Bon Operating Companies (owned by VIE)
App-Chem Health	April 17, 2006	Tongchuan City, PRC	100% owned by VIE	Product manufacturing
App-Chem Ag-tech	April 19, 2013	Dali County, PRC	100% owned by VIE	Registered owner of land with an area of 12,904 square meters , no other business activities
Xi’an YH	September 15, 2009	Xi.an City, PRC	100% owned by VIE	Research and development of product
Balikun	December 16, 2016	Balikun City, PRC	100% owned by VIE	No active business operation
App-Chem Guangzhou	April 27, 2018	Guangzhou City, PRC	100% owned by VIE	Raw material purchase
Tongchuan DT	May 22, 2017	Tongchuan City, PRC	100% owned by VIE	Product manufacturing
Gansu BMK	March 11, 2020	Jinquan City, PRC	100% owned by VIE	Raw material purchase
Xi’an DT	April 24, 2015	Xi’an City, PRC	75% owned by VIE	Research and development of product
Tianjin YHX	September 16, 2019	Tianjin City, PRC	51% owned by VIE	Raw material purchase

Schedule of Financial Statement Amounts and Balances of VIE

The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	September 30, 2020	September 30, 2019

Current assets	$10,840,214	$8,579,432
Non-current assets	14,362,015	10,980,980
Total assets	$25,202,229	$19,560,412
Current liabilities	$11,696,969	$10,864,350
Non-current liabilities	2,482,251	1,432,716
Total liabilities	$14,179,220	$12,297,066

	For the Years Ended September 30,
	2020	2019
Revenue	$18,219,959	$16,396,018
Net income	$3,098,317	$2,562,636

	For the Years Ended September 30,
	2020	2019
Net cash provided by operating activities	$2,643,076	$7,104,822
Net cash used in investing activities	$(3,003,043)	$(8,429,958)
Net cash provided by financing activities	$112,492	$804,680